Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Loans and Borrowings
Summary of Borrowings

	31 December	31 December
Long-term borrowings	2024	2023
Unsecured bank loans	25,595,454	36,809,354
Secured bank loans	6,600,324	5,703,670
Lease liabilities	3,777,631	2,390,599
Debt securities issued	16,461,755	38,759,036
	52,435,164	83,662,659

	31 December	31 December
Short-term borrowings	2024	2023
Unsecured bank loans	28,982,083	28,254,091
Secured bank loans	1,222,252	1,117,148
Lease liabilities	1,044,893	1,114,322
Debt securities issued	20,655,867	7,251,528
	51,905,095	37,737,089

Summary of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

			31 December 2024			31 December 2023
		Interest	Payment	Nominal	Carrying	Payment	Nominal	Carrying
	Currency	rate type	period	interest rate	amount	period	interest rate	amount
Unsecured Bank Loans	EUR	Floating	2025-2030	Euribor+2%-Euribor+4.0%	31,951,968	2024-2028	Euribor+2.0%-Euribor+4.0%	37,272,708
Unsecured Bank Loans	TRY	Fixed	2025-2027	24.4%-67.3%	14,419,059	2024-2025	11.5%-58.9%	17,241,862
Unsecured Bank Loans	USD	Floating	2026-2029	Sofr+ 2.2%	5,111,643	2024-2028	Sofr 2.2%	6,472,710
Unsecured Bank Loans	CNY	Fixed	2026-2028	5.2%-5.5%	2,570,134	2024-2028	5.2%-5.5%	3,265,249
Unsecured Bank Loans	EUR	Fixed	2025	5.0%	370,134	2024	6.0%	498,729
Unsecured Bank Loans	USD	Fixed	2026	2.56%	154,599	2024-2026	2.6%	289,293
Unsecured Bank Loans	BYR	Fixed	-	-	-	2024	14%	22,894
Secured bank loans	USD	Fixed	2029-2033	1.5%-3.8%	4,142,583	2024-2033	1.5%-3.8%	5,591,030
Secured bank loans	USD	Floating	2026-2028	Sofr+0.6% & Sofr+1.6%	788,460	2024-2028	Sofr+0.6% & Libor+1.6%	1,229,788
Secured bank loans	EUR	Floating	2036	Euribor+0.7%	1,125,022	-	-	-
Secured bank loans	CNY	Fixed	2034	4.0%	1,766,511	-	-	-
Debt securities issued	USD	Fixed	2025-2028	5.8%	34,114,065	2024-2028	5.8%	41,047,910
Debt securities issued	TRY	Fixed	2025	42.0%-49.5%	3,003,557	2024	29.5%-45.0%	4,962,654
Lease liabilities	TRY	Fixed	2025-2069	7.5%-62.3%	3,959,814	2024-2057	9.8%-45.0%	2,266,451
Lease liabilities	GBP	Fixed	2025	2.7%-5.9%	61	-	-	-
Lease liabilities	EUR	Fixed	2025-2034	2.9%-10.3%	350,365	2024-2034	1.0%-11.0%	588,931
Lease liabilities	BYN	Fixed	2025-2037	10.8%-20.0%	464,845	2024-2037	10.8%-20.0%	599,980
Lease liabilities	USD	Fixed	2025-2037	4.0%-11.6%	47,439	2024-2052	3.9%-11.6%	49,559
					104,340,259			121,399,748